Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ 7,746	$ 6,782	$ 23,749
Tax charge (credit) on profit or loss	$ 6,451	$ 5,553	$ 7,869
Effective tax rate	83.00%	82.00%	33.00%
Tax rate computed at the weighted average statutory rate	55.00%	66.00%	34.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(0.05)	(0.07)	(0.02)
Adjustments in respect of prior years	6.00%	3.00%	(4.00%)
Deferred tax not recognized	0.05	0.05	0.02
Tax rate effect of disposals	0	0.05	0
Foreign exchange	(4.00%)	5.00%	0.00%
Items not deductible for tax purposesb	11.00%	5.00%	2.00%
Tax rate effect from imposition of new taxes	7.00%	1.00%	0.00%
Tax rate effect from change in tax rate	3.00%	0.00%	0.00%
Other	5.00%	(1.00%)	1.00%
Lightsource bp
Increase (decrease) resulting from
Proportion of ownership interest in joint venture		49.97%